Loans Payable (Schedule of Loans Payable) (Details) - USD ($)	Mar. 31, 2016	Mar. 29, 2016	Dec. 04, 2015	Dec. 03, 2015	Jun. 30, 2015	Jun. 11, 2015	Jun. 30, 2014	Dec. 13, 2013
Debt Instrument [Line Items]
Outstanding balances	$ 26,882,000				$ 24,091,000		$ 15,000,000
Line of Credit | Term Loan Agreement (DB Line)
Debt Instrument [Line Items]
Current borrowing capacity					15,000,000			$ 30,000,000
Outstanding balances					0		15,000,000
Line of Credit | SIC III Line Of Credit Note
Debt Instrument [Line Items]
Current borrowing capacity	20,000,000				20,000,000
Outstanding balances	19,666,000				19,516,000		0
Line of Credit | Line of Credit Grid Note
Debt Instrument [Line Items]
Current borrowing capacity	10,000,000				10,000,000	$ 10,000,000
Outstanding balances	4,563,000		$ 4,563,000	$ 8,675,000	3,000,000		0
Line of Credit | Secured Revolving Loan
Debt Instrument [Line Items]
Outstanding balances	1,500,000				0
Line of Credit | Secured Revolving Line of Credit
Debt Instrument [Line Items]
Current borrowing capacity	500,000	$ 500,000
Outstanding balances	88,000				0
Unsecured Debt | Unsecured Demand Loans
Debt Instrument [Line Items]
Debt issue amount	0				1,575,000
Outstanding balances	0				1,575,000		$ 0
Unsecured Debt | MGT Promissory Notes [Member]
Debt Instrument [Line Items]
Debt issue amount	2,109,000
Outstanding balances	941,000				0
Unsecured Debt | Kuusamo Promissory Notes [Member]
Debt Instrument [Line Items]
Debt issue amount	141,000
Outstanding balances	$ 124,000				$ 0